GOODWILL AND INTANGIBLE ASSETS (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Definite life intangibles cost, beginning	$ 40,965,000	$ 866,000
Business acquisition	0	40,349,000
Agreement termination	0	(250,000)
Definite life intangibles cost, ending	40,965,000	40,965,000
Accumulated Amortization, beginning	(209)	(130)
Agreement termination, amortization	0	98,000
Amortization	82,000	177,000
Other Accumulated Amortization	0	0
Accumulated Amortization, ending	(291)	(209)
Net book value	40,674,000	40,756,000	$ 736,000
Brands & Tradenames
Definite life intangibles cost, beginning	37,707,000	408,000
Definite life intangibles cost, ending	37,707,000	37,707,000
Agreement termination, amortization	0	0
Amortization	0	0
Other Accumulated Amortization	0	0
Net book value	37,707,000	37,707,000	408,000
Business acquisition	0	37,299,000
Agreement termination	0	0
Accumulated Amortization, beginning	0	0
Accumulated Amortization, ending	0	0
Branding Rights
Definite life intangibles cost, beginning	0	250,000
Business acquisition		0
Definite life intangibles cost, ending		0
Accumulated Amortization, beginning		(93)
Agreement termination, amortization		98,000
Amortization		(5,000)
Other Accumulated Amortization		0
Accumulated Amortization, ending		0
Net book value	0	0	157,000
Agreement termination		(250,000)
Technology/KnowHow
Definite life intangibles cost, beginning	3,258,000	208,000
Business acquisition	0	3,050,000
Definite life intangibles cost, ending	3,258,000	3,258,000
Accumulated Amortization, beginning	(209)	(37)
Agreement termination, amortization	0	0
Amortization	82,000	172,000
Other Accumulated Amortization	0	0
Accumulated Amortization, ending	(209)	(291)
Net book value	2,967,000	3,049,000	$ 171,000
Agreement termination	$ 0	$ 0